SCHEDULE OF SUBSIDIARIES AND ASSOCIATES (Details)	12 Months Ended
Dec. 31, 2025
Wunong Net Technology Company Limited [Member]
Date of Incorporation	December 4, 2018
Place of Incorporation	British Virgin Islands
% of Ownership description	Parent
Principal Activities	Holding Company
Shenzhen Vande Technology Co., Limited [Member]
Date of Incorporation	April 6, 2017
Place of Incorporation	Hong Kong
% of Ownership description	100
Principal Activities	Holding Company
Mahaotiaodong Information Technology Company Limited [Member]
Date of Incorporation	December 29, 2021
Place of Incorporation	British Virgin Islands
% of Ownership description	100
Principal Activities	Holding Company
Xiamen Chunshang Health Technology Co Ltd [Member]
Date of Incorporation	September 3, 2024
Place of Incorporation	Xiamen, China
% of Ownership description	100% owned by Vande
Principal Activities	Skin care products selling and skin care training services
Guangzhou Tianhe District Chunran Health Consulting Co Ltd [Member]
Date of Incorporation	March 6,2025
Place of Incorporation	Guangzhou,China
% of Ownership description	100% owned by Xiamen Chunshang
Principal Activities	Skin care products selling and skin care training services
Guo Gang Tong Trade (Shenzhen) Co., Ltd [Member]
Date of Incorporation	December 28, 2018
Place of Incorporation	Shenzhen, China
% of Ownership description	100% owned by Vande
Principal Activities	Holding Company
DELIMOND Limited [Member]
Date of Incorporation	January 3, 2019
Place of Incorporation	Hong Kong
% of Ownership description	100% owned by Mahao BVI
Principal Activities	Holding Company
Code Beating Technology Company Limited [Member]
Date of Incorporation	May 21, 2020
Place of Incorporation	Xiamen, China
% of Ownership description	100% owned by DELIMOND
Principal Activities	Short messages service